Evergreen Institutional Money Market Fund: Annual Report as of February 28, 2003

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
22	STATEMENT OF ASSETS AND LIABILITIES
23	STATEMENT OF OPERATIONS
24	STATEMENTS OF CHANGES IN NET ASSETS
26	NOTES TO FINANCIAL STATEMENTS
30	INDEPENDENT AUDITORS' REPORT
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

April 2003

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer
Dear Evergreen Shareholder:

We are pleased to provide the annual report for Evergreen Institutional Money Market Fund, which covers the 12-month period ended February 28, 2003.

Market analysis

We believe the case for proper asset allocation was made quite evident to investors over the past 12 months. While equities continued to struggle and bonds were mostly strong, money markets provided investors with consistency amid their growing popularity. The increased market volatility resulted in higher flows into cash accounts, and many investors benefited from this strategy. Indeed, the past year was best measured in relative performance, and many investors participating in money market funds enjoyed stability despite the very low interest rate environment.

The increased volatility in the financial markets over the past year can be attributed not only to the weaker-than-expected economic recovery, but also to the accounting scandals that severely undermined corporate credibility. And if these troubles weren't enough, investors had to contend with the uncertain geopolitical situation, as the potential for war and possible terror attacks weighed heavily on everyone's minds. Many investors chose to exit the equity markets, and stocks declined for the third consecutive year during 2002, a phenomenon that had not occurred in more than six decades. Bonds were led by the strength in Treasuries, whose traditional safe-haven status attracted many investors despite the $150 billion federal budget deficit. Cash levels as measured by CDs, savings accounts and money market funds rose to an estimated $6.5 trillion, an amount equivalent to almost two-thirds of total United States economic output.

The period began with solid economic growth in the first quarter of last year and some momentum from the rally in late 2001. However, moderating economic growth and drastically reduced earnings expectations pummeled equities and

LETTER TO SHAREHOLDERS continued

money flowed back into Treasuries and money markets. The Enron scandal served to exacerbate this trend and as other instances of corporate malfeasance surfaced, investor confidence plunged.

These disturbing events resulted in relatively quick action from the leadership in Washington as President Bush, members of Congress, and the SEC all became involved. Legislation was created in the form of the Sarbanes-Oxley Act of 2002 requiring new procedures for financial reporting and outlining the punishment for perpetrators of fraud. Corporate CEOs and CFOs were now required to attest to the veracity of the financial statements submitted quarterly to the SEC.

But just as investors were regaining hope regarding the integrity of financial reporting, saber rattling with Iraq increased and the economic recovery remained slower than hoped. The anniversary of the September 11 attacks rekindled fears of potential terrorism, and economic data was mixed. Earnings estimates were ratcheted downward yet again, and all eyes turned to Federal Reserve Board chairman Alan Greenspan, who ultimately surprised investors with a larger-than-expected 50-basis point interest rate cut in early November. The success of Republicans in the mid-term elections also appeared to favor investors, but after bouncing off the October lows, equities still finished the year in negative territory. Bonds, however, provided handsome returns, as Treasuries, corporates and municipals all benefited from low inflation and the accommodating Fed.

The new year began with optimism for solid economic growth, a sustained rebound in corporate profits, and hope for clarity on the geopolitical front. However, the honeymoon did not last, and threats from North Korea and global discord regarding Iraq only increased investor wariness. As a result, early gains were lost as investors waited for yet another possible resolution from the United Nations.

Looking ahead, we believe the U.S. economy will continue its moderate path of recovery in 2003. We project gross domestic product growth in the range of 3%, supported by mild levels of personal consumption and a gradual improvement in business spending. The outlook for inflation remains positive for consumers, yet businesses will once again be challenged by a lack of meaningful pricing power, preventing the traditional surge in corporate earnings common in early-cycle

LETTER TO SHAREHOLDERS continued

recoveries. In this environment, which continues to be framed by geopolitical concerns, money market investments will remain an important portfolio component.

Importance of diversification

The volatility we have experienced in the financial markets over the past several months offers many reasons for building and maintaining a diversified portfolio rather than making investment decisions based on anticipated market movements. Exposure to various types of investments should remain a key component of a well-balanced portfolio. Establishing a Systematic Investment Plan* (SIP) can also be an effective tool to help you achieve your investment goals. As with all investment decisions, remember to consult your financial advisor to develop a strategy that will support your long-term objectives.

Please visit EvergreenInvestments.com for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continuing support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

*A regular investment program neither provides assurance of making a profit nor guarantees against loss in a declining market. You should consider your ability to make regular investments through periods of fluctuating price levels before choosing any regular investment plan.

FUND AT A GLANCE

as of February 28, 2003

PORTFOLIO MANAGEMENT

J. Kellie Allen	Bryan K. White, CFA

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 11/19/1996
				Institutional				Lipper
	Institutional	Administrative	Investor	Service	Participant	Reserve	Resource	Institutional
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Money	90-Day
	(Class I)	(Class AD)	(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
Class Inception Date	11/19/1996	5/1/2001	5/1/2001	11/26/1996	5/1/2001	5/1/2001	5/1/2001	Median	Bill

Average Annual Returns

1 year	1.75%	1.70%	1.65%	1.49%	1.24%	1.09%	0.94%	1.42%	1.50%

5 year	4.53%	4.52%	4.50%	4.27%	4.34%	4.29%	4.23%	4.24%	3.98%

Since Portfolio Inception	4.77%	4.76%	4.74%	4.51%	4.62%	4.58%	4.53%	4.47%	4.22%

7-day annualized yield	1.28%	1.23%	1.18%	1.03%	0.78%	0.63%	0.48%	N/A	N/A

30-day annualized yield	1.30%	1.25%	1.20%	1.04%	0.80%	0.65%	0.50%	N/A	N/A

12-month income dividends per share	$0.017	$0.017	$0.016	$0.015	$0.012	$0.011	$0.009	N/A	N/A

PORTFOLIO COMPOSITION
(based on 2/28/2003 portfolio assets)

Commercial Paper	59.9%

Corporate Bonds	32.8%

U.S. Government & Agency Obligations	4.0%

Municipal Obligations	1.4%

Mutual Fund Shares	1.2%

Time Deposits	0.7%

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception, is based on the performance of the fund's Class I shares, the original class offered. The historical returns have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I shares do not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

7-DAY ANNUALIZED YIELD

TOTAL NET ASSETS: $ 22,831,834,151
AVERAGE MATURITY: 29 days

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund's investment objective is non-fundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of February 28, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
	2003	2002	2001	2000[1]	1999
CLASS I
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.017	0.035	0.063	0.053	0.054
Distributions to shareholders from
Net investment income	-0.017	-0.035	-0.063	-0.053	-0.054
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.75%	3.58%	6.50%	5.39%	5.53%
Ratios and supplemental data
Net assets, end of period (thousands)	$19,297,892	$11,290,424	$6,261,505	$3,848,005	$2,853,495
Ratios to average net assets
Expenses[2]	0.21%	0.22%	0.21%	0.22%	0.21%
Net investment income	1.70%	3.35%	6.31%	5.25%	5.35%

1. Year ended February 29. 2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
	2003	2002[1]
CLASS AD
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income	0.017	0.026
Distributions to shareholders from
Net investment income	-0.017	-0.026
Net asset value, end of period	$1.00	$1.00
Total return	1.70%	2.63%
Ratios and supplemental data
Net assets, end of period (thousands)	$13,017	$25,635
Ratios to average net assets
Expenses[2]	0.26%	0.27%[3]
Net investment income	1.58%	2.59%[3]

1.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
	2003	2002[1]
CLASS IN
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income	0.016	0.026
Distributions to shareholders from
Net investment income	-0.016	-0.026
Net asset value, end of period	$1.00	$1.00
Total return	1.65%	2.59%
Ratios and supplemental data
Net assets, end of period (thousands)	$252,560	$123,849
Ratios to average net assets
Expenses[2]	0.31%	0.32%[3]
Net investment income	1.59%	2.91%[3]

1.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
	2003	2002	2001	2000[1]	1999
CLASS IS
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.015	0.033	0.061	0.050	0.051
Distributions to shareholders from
Net investment income	-0.015	-0.033	-0.061	-0.050	-0.051
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.49%	3.32%	6.23%	5.13%	5.27%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,082,949	$3,896,538	$3,258,376	$2,699,653	$2,242,693
Ratios to average net assets
Expenses[2]	0.46%	0.47%	0.45%	0.47%	0.46%
Net investment income	1.50%	3.21%	6.05%	5.00%	5.12%

1. Year ended February 29. 2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
	2003	2002[1]
CLASS P
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income	0.012	0.022
Distributions to shareholders from
Net investment income	-0.012	-0.022
Net asset value, end of period	$1.00	$1.00
Total return	1.24%	2.25%
Ratios and supplemental data
Net assets, end of period (thousands)	$145,570	$155,419
Ratios to average net assets
Expenses[2]	0.71%	0.74%[3]
Net investment income	1.20%	1.99%[3]

1.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
	2003	2002[1]
CLASS RV
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income	0.011	0.021
Distributions to shareholders from
Net investment income	-0.011	-0.021
Net asset value, end of period	$1.00	$1.00
Total return	1.09%	2.12%
Ratios and supplemental data
Net assets, end of period (thousands)	$25,146	$20,408
Ratios to average net assets
Expenses[2]	0.86%	0.87%[3]
Net investment income	1.06%	2.35%[3]

1.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
	2003	2002[1]
CLASS RC
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income	0.009	0.020
Distributions to shareholders from
Net investment income	-0.009	-0.020
Net asset value, end of period	$1.00	$1.00
Total return	0.94%	1.99%
Ratios and supplemental data
Net assets, end of period (thousands)	$14,699	$32,130
Ratios to average net assets
Expenses[2]	1.01%	1.03%[3]
Net investment income	0.85%	1.73%[3]

1.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3.  Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

February 28, 2003

	Principal Amount	Value

COMMERCIAL PAPER 59.8%
Asset Backed 58.3%
Abacas Investments LLC:
1.33%, 3/26/2003	$ 5,000,000	$ 5,000,000
1.36%, 3/3/2003	100,000,000	100,000,000
ASAP Funding Ltd.:
1.31%, 3/6/2003	70,300,000	70,292,325
1.31%, 3/13/2003	141,000,000	140,948,692
1.31%, 3/14/2003	83,117,000	83,083,730
1.31%, 3/25/2003	148,970,000	148,850,741
1.31%, 3/31/2003	60,000,000	59,938,867
1.32%, 3/4/2003	75,000,000	74,997,250
Asset Backed Capital Finance Inc.:
1.37%, 3/3/2003	50,000,000	50,000,000
1.39%, 5/19/2003	120,000,000	120,000,000
Asset One Securitization LLC:
1.29%, 3/17/2003	118,435,000	118,375,585
1.29%, 3/18/2003	55,053,000	55,023,409
1.29%, 4/7/2003	100,000,000	99,874,583
Atlantic Asset Securitization Corp.:
1.28%, 3/7/2003	34,503,000	34,498,093
1.28%, 3/14/2003	50,039,000	50,019,429
Bavaria Funding Corp.:
1.29%, 3/4/2003	50,000,000	49,998,208
1.29%, 3/6/2003	91,599,000	91,589,153
1.29%, 3/14/2003	328,000,000	327,870,713
1.29%, 4/1/2003	40,000,000	39,958,433
1.29%, 4/25/2003	72,000,000	71,863,260
1.30%, 3/3/2003	124,000,000	124,000,000
1.32%, 3/17/2003	271,500,000	271,360,630
1.32%, 3/19/2003	200,760,000	200,642,221
1.32%, 3/21/2003	209,000,000	208,862,060
1.32%, 3/27/2003	44,396,000	44,356,932
Belford U.S. Capital Co.:
1.34%, 3/3/2003 144A	50,000,000	50,000,000
1.36%, 5/12/2003 144A	50,000,000	50,000,000
1.39%, 5/19/2003 144A	50,000,000	50,000,000
Black Forest Corp.:
1.29%, 3/14/2003	50,000,000	49,980,292
1.29%, 3/19/2003	84,746,000	84,697,412
1.30%, 3/10/2003	75,000,000	74,981,042
1.30%, 3/26/2003	100,000,000	99,916,944
1.35%, 3/3/2003	50,000,000	50,000,000
Blue Spice LLC:
1.30%, 3/11/2003	75,000,000	74,978,333
1.30%, 4/7/2003	125,000,000	124,842,014
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset Backed continued
Brahms Funding Corp.:
1.32%, 3/12/2003	$ 62,628,000	$ 62,607,333
1.33%, 3/27/2003	95,290,000	95,205,509
1.34%, 3/6/2003	172,669,000	172,649,719
1.38%, 3/13/2003	38,215,000	38,200,351
1.40%, 3/4/2003	100,000,000	99,996,111
1.40%, 3/10/2003	150,000,000	149,959,166
1.40%, 3/20/2003	100,000,000	99,933,889
1.50%, 3/3/2003	83,772,000	83,772,000
Check Point Charlie, Inc.:
1.31%, 3/25/2003	50,000,000	49,959,972
1.32%, 3/10/2003	45,000,000	44,988,450
1.32%, 3/18/2003	56,500,000	56,468,925
1.32%, 3/20/2003	64,000,000	63,960,107
1.32%, 5/8/2003	60,630,000	60,483,275
1.32%, 5/16/2003	54,000,000	53,853,480
1.33%, 4/7/2003	76,650,000	76,550,887
Concord Minutemen Capital Co.:
1.28%, 3/21/2003	150,160,000	150,063,898
1.32%, 3/5/2003	120,792,000	120,783,142
Crown Point Capital Co.:
1.28%, 4/25/2003	150,000,000	149,717,333
1.29%, 3/4/2003	75,000,000	74,997,312
Discover Credit Corp., 1.28%, 3/26/2003	227,500,000	227,313,956
Fenway Funding LLC, 1.43%, 3/28/2003	50,000,000	49,950,347
Giro Balanced Funding Corp.:
1.28%, 3/4/2003	56,907,000	56,904,976
1.28%, 3/17/2003	75,000,000	74,962,667
Greenwich Funding Corp., 1.30%, 3/13/2003	100,000,000	99,963,889
Greyhawk Funding Corp., 1.29%, 3/3/2003	105,000,000	105,000,000
Halogen Capital Co.:
1.36%, 3/5/2003	70,000,000	70,000,000
1.36%, 3/6/2003 144A	75,000,000	75,000,000
1.36%, 3/11/2003	100,000,000	100,000,000
1.36%, 3/13/2003	100,000,000	100,000,000
Harwood Funding Corp.:
1.32%, 3/4/2003	50,000,000	49,998,167
1.33%, 3/7/2003	100,000,000	99,985,222
1.40%, 3/3/2003	135,000,000	135,000,000
Hatteras Funding Corp., 1.30%, 3/11/2003	50,118,000	50,103,521
High Peak Funding Corp.:
1.29%, 3/10/2003	50,000,000	49,987,459
1.29%, 3/13/2003	50,000,000	49,982,084
1.29%, 3/20/2003	95,000,000	94,942,129
1.30%, 3/24/2003	50,000,000	49,962,083
1.30%, 4/14/2003	23,295,000	23,259,669
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset Backed continued
High Peak Funding Corp.:
1.31%, 4/1/2003	$100,000,000	$ 99,894,473
1.35%, 3/25/2003	75,000,000	74,938,125
Lexington Parker Capital Corp.:
1.28%, 3/7/2003	50,000,000	49,992,889
1.28%, 3/10/2003	73,900,000	73,881,607
1.28%, 3/18/2003	184,526,000	184,427,586
1.28%, 3/21/2003	150,000,000	149,904,000
1.30%, 3/3/2003	110,294,000	110,294,000
1.30%, 3/5/2003	50,200,000	50,196,375
1.31%, 3/3/2003	110,000,000	110,000,000
1.33%, 3/7/2003	94,829,000	94,814,986
Liberty Lighthouse Capital Corp.:
1.36%, 5/19/2003 144A	100,000,000	100,000,000
2.91%, 4/8/2003 144A	1,464,000	1,464,000
Links Financial LLC:
1.31%, 3/24/2003	150,000,000	149,985,288
2.75%, 4/8/2003	50,000,000	50,000,000
MBNA Credit Card Corp., 1.30%, 3/20/2003	50,000,000	49,969,306
Neptune Funding Corp.:
1.29%, 4/11/2003	111,547,000	111,391,113
1.31%, 3/20/2003	55,525,000	55,490,652
1.31%, 3/21/2003	42,582,000	42,554,109
1.31%, 3/31/2003	150,000,000	149,847,167
1.31%, 4/7/2003	50,000,000	49,936,319
1.31%, 4/30/2003	100,000,000	99,788,945
1.31%, 5/13/2003	58,395,000	58,244,130
1.31%, 5/30/2003	57,123,000	56,940,079
1.33%, 3/28/2003	125,000,000	124,884,549
1.33%, 3/31/2003	40,000,000	39,958,622
Paradigm Funding LLC:
1.27%, 3/24/2003	115,000,000	114,914,469
1.30%, 3/7/2003	74,000,000	73,989,311
1.30%, 3/10/2003	110,000,000	109,972,194
Principal Residential Mortgage Corp.:
1.32%, 3/4/2003	128,103,000	128,098,303
1.32%, 3/5/2003	75,072,000	75,066,495
1.32%, 3/13/2003	75,098,000	75,070,464
1.32%, 3/21/2003	60,137,000	60,097,310
1.32%, 3/28/2003	75,134,000	75,065,127
1.33%, 3/4/2003	40,052,000	40,050,520
1.33%, 3/5/2003	100,000,000	99,992,611
1.33%, 3/27/2003	65,099,000	65,041,279
Rhineland Funding Corp.:
1.31%, 5/12/2003	55,159,000	55,018,498
1.32%, 3/21/2003	51,380,000	51,346,089
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset Backed continued
Rhineland Funding Corp.:
1.33%, 3/19/2003	$ 39,217,000	$ 39,193,818
1.33%, 5/15/2003	50,000,000	49,865,153
1.33%, 6/5/2003	67,406,000	67,171,914
1.34%, 4/22/2003	96,923,000	96,742,616
1.35%, 4/14/2003	32,171,000	32,120,331
1.37%, 3/6/2003	33,247,000	33,243,204
1.37%, 3/17/2003	43,845,000	43,821,640
1.37%, 3/20/2003	100,133,000	100,068,220
1.48%, 3/18/2003	50,000,000	49,969,167
1.50%, 3/3/2003	50,000,000	50,000,000
Salomon Smith Barney Holdings Inc., 1.31%, 3/28/2003	250,000,000	250,000,000
Tannehill Capital Co.:
1.28%, 3/7/2003	43,056,000	43,049,877
1.29%, 4/22/2003	89,291,000	89,131,021
1.30%, 4/22/2003	36,119,000	36,053,785
1.31%, 5/21/2003	97,320,000	97,040,232
1.32%, 4/17/2003	83,000,000	82,863,050
1.35%, 5/20/2003	49,165,000	49,021,192
Thames Asset Global Securities, Inc., 1.27%, 3/12/2003	65,831,000	65,810,099
Three Crowns Funding:
1.30%, 3/21/2003	125,000,000	124,918,750
1.31%, 4/10/2003	50,000,000	49,930,861
1.31%, 5/12/2003	166,000,000	165,577,161
1.31%, 5/20/2003	178,015,000	177,509,734
Three Pillars Funding Corp., 1.27%, 3/24/2003	40,786,000	40,755,784
Thunder Bay Funding, Inc., 1.29%, 3/12/2003	48,483,000	48,467,364
Victory Receivable Corp.:
1.29%, 3/12/2003	78,084,000	78,058,818
1.30%, 3/3/2003	91,755,000	91,755,000
1.30%, 3/7/2003	33,739,000	33,734,127
1.30%, 3/11/2003	40,654,000	40,642,256
1.30%, 3/20/2003	94,092,000	94,034,238
1.31%, 3/5/2003	110,380,000	110,371,967
1.32%, 3/19/2003	100,000,000	99,941,333
1.32%, 3/26/2003	77,000,000	76,935,063
1.33%, 3/12/2003	41,355,000	41,341,249
1.33%, 3/21/2003	70,000,000	69,953,450
White Pine Finance LLC, 1.32%, 3/31/2003 144A	75,000,000	74,986,703
Witmer Funding LLC:
1.32%, 3/5/2003	100,000,000	99,992,667
1.32%, 3/17/2003	150,000,000	149,923,000
ZCM Matched Funding Corp.:
1.28%, 3/3/2003	61,000,000	61,000,000
1.29%, 3/3/2003	100,000,000	100,000,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset Backed continued
ZCM Matched Funding Corp.:
1.29%, 3/27/2003	$100,000,000	$ 99,914,000
1.29%, 4/1/2003	200,000,000	199,792,167
1.29%, 4/2/2003	50,000,000	49,946,250
1.32%, 3/3/2003	75,000,000	75,000,000
13,309,435,630
Banks 0.8%
Countrywide Funding Corp.:
1.29%, 3/21/2003	50,000,000	49,967,750
1.32%, 3/14/2003	70,000,000	69,971,767
1.32%, 3/24/2003	70,000,000	69,946,100
189,885,617
Insurance 0.7%
HBOS Treasury Services, Plc, 1.33%, 5/20/2003 144A	150,000,000	150,000,000
Total Commercial Paper		13,649,321,247
CORPORATE BONDS 32.7%
Asset Backed 2.8%
Heart Property LLC, 1.39%, 3/3/2003	7,310,000	7,310,000
Lexington Parker Capital Corp., 1.31%, 3/7/2003	150,000,000	149,978,167
Liberty Lighthouse Capital Corp., 1.38%, 3/3/2003 144A	150,000,000	150,000,000
RACERS:
1.39%, 3/3/2003 144A	100,000,000	100,000,000
1.55%, 3/7/2003 144A	100,000,000	100,000,000
Syndicated Loan Funding Trust:
1.46%, 3/17/2003 144A	50,000,000	50,000,000
1.48%, 3/16/2003 144A	80,000,000	80,000,000
637,288,167
Banks 7.9%
ABN Amro Bank:
1.50%, 4/3/2003 144A	164,640,000	164,640,000
1.51%, 5/16/2003 144A	150,000,000	150,000,000
Countrywide Funding Corp.:
1.63%, 4/14/2003	100,000,000	100,000,000
1.675%, 3/3/2003	50,800,000	50,800,000
2.65%, 4/1/2003	100,000,000	100,000,000
5.25%, 5/22/2003	119,898,000	120,454,982
Credit Suisse First Boston Corp.:
1.34%, 3/10/2003	150,000,000	150,000,000
1.36%, 3/10/2003	150,000,000	150,000,000
1.65%, 5/2/2003	45,000,000	45,000,000
2.54%, 4/2/2003	50,000,000	50,000,000
2.57%, 4/2/2003	75,000,000	75,000,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

CORPORATE BONDS continued
Banks continued
Deutsche Bank:
1.26%, 3/25/2003	$ 7,320,000	$ 7,319,788
1.76%, 3/12/2003	50,000,000	50,000,000
Marshall & Ilsley Bank, 1.41%, 3/20/2003	80,000,000	80,000,000
Washington Mutual Bank:
1.38%, 3/21/2003	50,000,000	49,996,397
1.57%, 3/5/2003	100,000,000	100,012,861
2.58%, 3/14/2003	212,000,000	212,000,000
3.02%, 4/17/2003	150,000,000	150,000,000
1,805,224,028
Diversified Financials 18.2%
American Express Credit Corp.:
1.32%, 3/7/2003	13,176,000	13,175,986
1.33%, 3/25/2003	4,392,000	4,392,000
1.34%, 3/11/2003	50,000,000	50,000,000
1.34%, 3/20/2003	75,000,000	75,000,000
American General Corp., 2.94%, 3/28/2003	185,000,000	185,000,000
Bear Stearns, Inc.:
1.33%, 3/21/2003	125,000,000	125,000,000
1.49%, 3/12/2003	45,000,000	45,060,147
BMW U.S. Capital LLC:
1.34%, 3/10/2003 144A	85,000,000	85,000,000
4.25%, 6/7/2003	175,000,000	175,629,655
Caterpillar Finance Services, 1.49%, 4/7/2003	35,000,000	35,000,000
Ford Motor Credit Corp.:
1.28%, 3/17/2003	112,200,000	112,144,149
1.28%, 3/24/2003	100,000,000	99,925,333
1.29%, 3/20/2003	125,000,000	124,923,854
1.29%, 4/14/2003	75,000,000	74,887,125
1.30%, 3/3/2003	100,000,000	100,000,000
1.30%, 3/19/2003	85,000,000	84,950,889
1.33%, 3/6/2003	100,000,000	99,988,917
General Electric Capital Corp.:
1.36%, 3/17/2003	230,000,000	230,000,000
1.37%, 3/10/2003	100,000,000	100,000,000
Goldman Sachs Group, Inc.:
1.34%, 3/28/2003	150,000,000	150,000,000
1.62%, 4/15/2003 144A	30,000,000	30,000,000
2.54%, 3/21/2003	140,000,000	140,000,000
2.76%, 4/10/2003	135,000,000	135,000,000
Household Finance Corp.:
1.77%, 3/28/2003	45,000,000	45,000,000
1.79%, 3/7/2003	100,000,000	100,000,000
1.83%, 3/17/2003	164,000,000	164,000,000
3.00%, 5/30/2003	100,000,000	100,000,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

CORPORATE BONDS continued
Diversified Financials continued
Lehman Brothers Holdings Inc.:
1.36%, 3/25/2003	$ 50,000,000	$ 50,000,000
1.37%, 5/12/2003	75,000,000	75,000,000
1.44%, 3/5/2003 144A	50,000,000	50,000,000
1.65%, 5/6/2003	45,800,000	45,849,780
Merrill Lynch & Co., Inc.:
1.31%, 3/10/2003	7,320,000	7,320,000
1.31%, 3/17/2003	125,000,000	124,998,110
1.39%, 3/11/2003	300,000,000	300,000,000
1.54%, 4/30/2003	75,000,000	75,019,302
1.63%, 5/6/2003	105,000,000	105,097,953
2.52%, 3/28/2003	120,000,000	120,000,000
Morgan Stanley Dean Witter, Inc., 1.43%, 3/17/2003	200,000,000	200,000,000
Northern Rock Corp., 1.35%, 3/17/2003 144A	150,000,000	150,000,000
Premium Asset Trust, 1.41%, 3/24/2003 144A	120,000,000	119,994,099
Sigma Financial Corp., 2.74%, 4/17/2003	50,000,000	50,000,000
4,157,357,299
Food Products 0.4%
McDonald's Corp., 4.45%, 3/7/2003 144A	100,000,000	100,022,023
Insurance 2.4%
AllState Funding Corp., 1.51%, 3/17/2003	100,000,000	100,000,000
Jackson National Life Funding, 1.44%, 3/24/2003	50,000,000	50,000,000
Transamerica Occidental Corp.:
1.53%, 4/1/2003	65,000,000	65,000,000
1.55%, 3/3/2003	235,000,000	235,000,000
Travelers Insurance Co., 1.47%, 4/1/2003	100,000,000	100,000,000
550,000,000
Wireless Telecommunications Services 1.0%
Bellsouth Corp., 4.10%, 4/26/2003 144A	225,000,000	225,468,224
Total Corporate Bonds		7,475,359,741
MUNICIPAL OBLIGATIONS 1.4%
Miscellaneous Revenue 1.4%
California RAN:
1.28%, VRDN	75,000,000	75,000,000
1.33%, VRDN	225,000,000	225,000,000
Detroit, MI EDA Corp. RB, Ser. A, (LOC: Bank of America), 1.39%, VRDN	20,830,000	20,830,000
Total Municipal Obligations		320,830,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

TIME DEPOSITS 0.7%
Societe Generale, 1.375%, 3/3/2003	$150,000,000	$ 150,000,000
State Street Bank, 1.25%, 3/3/2003	5,088,261	5,088,261
Total Time Deposits		155,088,261
U.S. GOVERNMENT & AGENCY OBLIGATIONS 4.0%
FHLMC:
1.50%, 2/13/2004	42,150,000	42,150,000
1.50%, 3/8/2004	225,000,000	225,000,000
1.53%, 5/5/2003	100,000,000	100,000,000
1.54%, 4/23/2003	175,000,000	175,000,000
1.56%, 4/15/2003	125,000,000	125,000,000
FNMA, 1.50%, 3/2/2004	100,000,000	100,000,000
SLMA, 1.53%, 4/25/2003	150,000,000	150,000,000
Total U.S. Government & Agency Obligations		917,150,000

	Shares

MUTUAL FUND SHARES 1.2%
Citifunds Institutional Liquid Reserve Fund	43,472,477	43,472,477
Federated Prime Value Obligation Fund	164,852,176	164,852,176
Federated U.S. Treasury Cash Reserve Fund	6,242,992	6,242,992
Strategic Money Market Trust	50,000,000	50,000,000
Total Mutual Fund Shares		264,567,645
Total Investments (cost $22,782,316,894) 99.8%		22,782,316,894
Other Assets and Liabilities 0.2%		49,517,257
Net Assets 100.0%		$ 22,831,834,151

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under the guidelines established by the Board of Trustees.

SCHEDULE OF INVESTMENTS continued

February 28, 2003

Summary of Abbreviations:
EDA	Economic Development Authority
FNMA	Federal National Mortgage Association
FHLMC	Federal Home Loan Mortgage Corp.
LOC	Letter of Credit
RACERS	Restricted Assets Security Enhancement
RAN	Revenue Anticipation Note
RB	Revenue Bond
SLMA	Student Loan Mortgage Association
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand no more than seven calendar days after notice is given by the fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 2003.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003

Assets
Investments at amortized cost	$ 22,782,316,894
Cash	17,805
Receivable for Fund shares sold	1,939,191
Interest receivable	65,640,913
Prepaid expenses and other assets	582,471

Total assets	22,850,497,274

Liabilities
Dividends payable	16,118,759
Payable for Fund shares redeemed	796,585
Advisory fee payable	206,462
Distribution Plan expenses payable	73,781
Due to other related parties	111,114
Accrued expenses and other liabilities	1,356,422

Total liabilities	18,663,123

Net assets	$ 22,831,834,151

Net assets represented by
Paid-in capital	$ 22,843,195,140
Overdistributed net investment income	(141,556)
Accumulated net realized losses on securities	(11,219,433)

Total net assets	$22,831,834,151

Net assets consists of
Class I	$ 19,297,892,271
Class AD	13,016,571
Class IN	252,559,828
Class IS	3,082,949,150
Class P	145,570,386
Class RV	25,146,482
Class RC	14,699,463

Total net assets	$22,831,834,151

Shares outstanding
Class I	19,305,926,437
Class AD	13,024,658
Class IN	252,604,574
Class IS	3,086,201,531
Class P	145,605,483
Class RV	25,153,136
Class RC	14,700,952

Net asset value per share
Class I	$ 1.00
Class AD	$ 1.00
Class IN	$ 1.00
Class IS	$ 1.00
Class P	$ 1.00
Class RV	$ 1.00
Class RC	$ 1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended February 28, 2003

Investment income
Interest	$ 406,726,920

Expenses
Advisory fee	23,332,520
Distribution Plan expenses
Class AD	22,816
Class IN	235,890
Class IS	8,650,837
Class P	634,634
Class RV	148,773
Class RC	84,992
Administrative services fees	12,600,572
Transfer agent fee	1,840,033
Trustees' fees and expenses	292,049
Printing and postage expenses	117,260
Custodian fee	4,189,621
Registration and filing fees	1,242,904
Professional fees	76,867
Other	875,264

Total expenses	54,345,032
Less: Expense reductions	(89,344)

Net expenses	54,255,688

Net investment income	352,471,232

Net realized losses on securities	(6,722,812)

Net increase in net assets resulting from operations	$ 345,748,420

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended Febuary 28,
	2003		2002(a)

Operations
Net investment income		$ 352,471,232		$ 413,834,826
Net realized losses on securities		(6,722,812)		(87,714)

Net increase in net assets resulting from operations		345,748,420		413,747,112

Distributions to shareholders from
Net investment income
Class I		(294,247,244)		(295,016,293)
Class AD		(722,544)		(338,396)
Class IN		(3,786,359)		(2,444,260)
Class IS		(52,009,639)		(115,147,506)
Class P		(1,521,730)		(391,833)
Class RV		(244,021)		(390,428)
Class RC		(91,088)		(96,273)

Total distributions to shareholders		(352,622,625)		(413,824,989)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	100,902,901,292	100,902,901,292	58,151,195	58,151,860,195
Class AD	324,277,986	324,277,986	44,176,712	44,176,712
Class IN	1,734,261,883	1,734,261,883	626,319,370	626,319,370
Class IS	8,844,442,395	8,844,442,395	12,392,960,768	12,392,960,768
Class P	470,068,189	470,068,189	207,618,536	207,618,536
Class RV	91,015,883	91,015,883	150,850,450	150,850,450
Class RC	47,736,110	47,736,110	143,431,678	143,432,678

		112,414,703,738		71,717,218,709

Net asset value of shares issued in reinvestment of distributions
Class I	65,493,090	65,493,090	53,764,762	53,764,762
Class AD	380,365	380,365	320,244	320,244
Class IN	1,524,793	1,524,793	2,106,033	2,106,033
Class IS	29,098,664	29,098,664	62,918,354	62,918,354
Class P	1,131,475	1,131,475	205,492	205,492
Class RV	4,593	4,593	9,225	9,625
Class RC	1,003	1,003	31,706	31,706

		97,633,983		119,356,216

Payment for shares redeemed
Class I	(92,955,437,472)	(92,955,437,472)	(53,176,656,747)	(53,176,656,747)
Class AD	(337,268,759)	(337,268,759)	(18,861,890)	(18,861,890)
Class IN	(1,607,028,367)	(1,607,028,367)	(504,579,138)	(504,579,138)
Class IS	(9,685,851,925)	(9,685,851,925)	(11,817,676,006)	(11,817,676,006)
Class P	(481,006,882)	(481,006,882)	(52,411,327)	(52,411,327)
Class RV	(86,275,093)	(86,275,093)	(130,452,322)	(130,452,322)
Class RC	(65,165,283)	(65,165,283)	(111,335,262)	(111,335,262)

		(105,218,033,781)		(65,811,972,692)

(a) For Classes AD, IN, P, RV, and RC for the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended Febuary 28,
	2003	2002

Net increase in net assets resulting from capital share
transactions	$ 7,294,303,940	$ 6,024,602,233

Total increase in net assets	7,287,429,735	6,024,524,356
Net assets
Beginning of period	15,544,404,416	9,519,880,060

End of period	$ 22,831,834,151	$ 15,544,404,416

Undistributed (overdistributed) net investment income	$ (141,556)	$ 9,837

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I"), Administrative ("Class AD"), Investor ("Class IN"), Institutional Service ("Class IS"), Participant ("Class P"), Reserve ("Class RV") and Resource ("Class RC") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.11% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.06% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

On February 28, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2003, the Fund had $11,219,433 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2006	2007	2008	2009	2011

$8,223	$238,898	$231,626	$3,787,001	$6,953,685

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2003, the components of distributable earnings on a tax basis consisted of overdistributed ordinary income in the amount of $141,556 and capital loss carryover in the amount of $11,219,433.

The tax character of distributions paid for the year ended February 28, 2003 was $352,622,625 of ordinary income.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $89,344 which represents 0.00% of its average daily net assets.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. IN-KIND TRANSACTION

Effective on the close of business on May 28, 2002, the Fund acquired assets through an in-kind transaction. This transaction transferred the underlying securities of Wachovia Money Market Fund into the Fund. In the transaction, shareholders redeemed 319,941,643 shares of Wachovia Money Market Fund and purchased the same number of Class I shares of the Fund in consider-

NOTES TO FINANCIAL STATEMENTS continued

ation for securities, valued at $319,941,643, which resulted in no gain or loss to the shareholder. The value of securities received by the Fund and the number of Class I shares issued are reflected as proceeds from shares sold in the Statements of Changes in Net Assets for the year ended February 28, 2003.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended February 28, 2003, the Fund had no borrowings under this agreement.

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Money Market Fund, a series of Evergreen Select Money Market Trust, as of February 28, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Money Market Fund, as of February 28, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
April 4, 2003

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI-STEEL -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
William M. Ennis[3] President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt[5] Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998	Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft[5] Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 109 Evergreen funds.

[2] Mr. Wagoner is an “interested person” of the fund because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the fund’s investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

[5] The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $232 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of February 28, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

565576    4/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034